Schedule of Investments (unaudited)
April 30, 2024
BlackRock AAA CLO ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
37 Capital CLO 1 Ltd., 6.79%, 10/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.462%)(a)(b)	$2,000	$2,000,533
37 Capital CLO II, 7.33%, 07/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 2.000%)(a)(b)	1,000	1,002,934
522 Funding CLO Ltd., 6.66%, 04/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.330%)(a)(b)	1,750	1,749,996
720 East CLO IV Ltd., 6.89%, 04/15/37 (Call 04/15/26), (3-mo. CME Term SOFR + 1.600%)(a)(b)	2,000	2,000,632
AB BSL CLO 4 Ltd., 7.82%, 04/20/36 (Call 04/20/25), (3-mo. CME Term SOFR + 2.500%)(a)(b)	1,000	1,007,372
AGL CLO 12 Ltd., 6.75%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	4,000	4,005,954
AGL CLO 5 Ltd. Series 2020 5A, Class A1R, 6.75%, 07/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.160%)(a)(b)	1,000	1,001,222
AGL CLO 7 Ltd., 6.79%, 07/15/34 (Call 07/15/24), (3-mo. SOFR + 1.461%)(a)(b)	1,000	1,001,157
Aimco CLO 11 Ltd., 6.71%, 10/17/34 (Call 07/17/24), (3-mo. LIBOR US + 1.130%)(a)(b)	1,800	1,801,881
Aimco CLO 20 Ltd., 7.56%, 10/16/36 (Call 10/16/25), (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,011,056
Apidos CLO XXXII, 6.91%, 01/20/33 (Call 07/20/24), (3-mo. CME Term SOFR + 1.582%)(a)(b)	1,250	1,252,505
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.73%, 10/24/34 (Call 07/24/24), (3-mo. SOFR +1.411%)(a)(b)	5,000	5,007,061
Apidos CLO XXXIV, 6.74%, 01/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,250	1,251,812
Apidos CLO XXXVII, 6.72%, 10/22/34 (Call 07/22/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,750	1,751,986
Ares Loan Funding IV Ltd., 7.08%, 10/15/36 (Call 10/15/25), (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,000	1,009,435
Ares LVI CLO Ltd., 6.75%, 10/25/34 (Call 07/25/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,500	1,501,809
Bain Capital Credit CLO Ltd., 7.12%, 07/24/36 (Call 10/24/25), (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,000	1,007,955
Ballyrock CLO 14 Ltd., 7.29%, 01/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,500	1,507,611
Ballyrock CLO 16 Ltd., 6.72%, 07/20/34 (Call 07/20/24), (3-mo. SOFR +1.391%)(a)(b)	1,000	1,001,217
Ballyrock CLO 19 Ltd., 6.65%, 04/20/35 (Call 07/20/24), (3-mo. SOFR + 1.330%)(a)(b)	1,500	1,498,990
Ballyrock CLO 23 Ltd.
7.30%, 04/25/36 (Call 04/25/25), (3-mo. CME Term SOFR + 1.980%)(a)(b)	2,000	2,011,084
8.52%, 04/25/36 (Call 04/25/25), (3-mo. CME Term SOFR + 3.200%)(a)(b)	1,000	1,011,521
Battery Park CLO II Ltd., 7.53%, 10/20/35 (Call 10/20/24), (3-mo. CME Term SOFR + 2.210%)(a)(b)	2,000	2,013,630
Beechwood Park CLO Ltd., 6.62%, 01/17/35 (Call 07/17/24), (3-mo. CME Term SOFR + 1.300%)(a)(b)	3,000	3,002,023
Benefit Street Partners CLO XVII Ltd. Series 2019 17A, Class AR, 6.67%, 07/15/32 (Call 07/15/24), (3 mo. LIBOR US + 1.080%)(a)(b)	1,100	1,100,824
Security	Par (000)	Value
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 6.76%, 10/15/34 (Call 07/15/24), (3-mo. SOFR +1.431%)(a)(b)	$4,000	$4,005,843
Benefit Street Partners CLO XXII Ltd., 6.67%, 04/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.350%)(a)(b)	3,250	3,255,308
Benefit Street Partners CLO XXVII Ltd., 7.12%, 07/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,500	2,502,992
Birch Grove CLO 5 Ltd., 7.52%, 04/20/35 (Call 10/20/24), (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,500	2,512,375
Birch Grove CLO 8 Ltd., 6.93%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 1.630%)(a)(b)	1,890	1,901,151
Bryant Park Funding Ltd., 7.38%, 10/18/36 (Call 10/18/25), (3-mo. CME Term SOFR + 2.050%)(a)(b)	1,000	1,006,798
Canyon Capital CLO Ltd., 6.77%, 07/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.442%)(a)(b)	1,500	1,499,832
Canyon CLO Ltd., 6.76%, 10/15/34 (Call 07/15/24), (3-mo. SOFR + 1.431%)(a)(b)	1,500	1,501,852
Carlyle U.S. CLO Ltd. Series 2021 5A, Class A1, 6.71%, 07/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.120%)(a)(b)	1,000	1,001,117
CarVal CLO IX-C Ltd., 7.42%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 2.100%)(a)(b)	1,000	1,003,011
CarVal CLO VC Ltd., 6.79%, 10/15/34 (Call 07/15/24), (3-mo. SOFR + 1.461%)(a)(b)	1,800	1,802,744
CarVal CLO VII-C Ltd., 7.52%, 01/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 2.200%)(a)(b)	2,000	2,004,367
Carval Clo VIII-C Ltd., 7.62%, 10/22/35 (Call 10/22/24), (3-mo. CME Term SOFR + 2.300%)(a)(b)	1,500	1,508,541
Cedar Funding VIII Clo Ltd., 6.73%, 10/17/34 (Call 07/17/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,500	1,502,200
Cedar Funding XV CLO Ltd., 6.64%, 04/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.320%)(a)(b)	1,000	999,330
CIFC Funding 2019-I Ltd., 7.14%, 04/20/32 (Call 07/20/24), (3-mo. SOFR + 1.811%)(a)(b)	1,090	1,092,278
CIFC Funding 2020-IV Ltd., 6.91%, 01/15/34 (Call 07/15/24), (3-mo. SOFR + 1.581%)(a)(b)	3,000	3,004,924
CIFC Funding Ltd.
6.64%, 07/15/33 (Call 07/15/24), (3-mo. LIBOR US + 1.050%)(a)(b)	2,000	2,001,914
6.76%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,040	1,040,013
6.66%, 04/20/34 (Call 07/20/24), (3-mo. SOFR + 1.331%)(a)(b)	1,750	1,751,691
6.73%, 07/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,500	1,500,245
Clover CLO LLC
6.69%, 04/22/34 (Call 07/22/24), (3-mo. CME Term SOFR + 1.362%)(a)(b)	1,500	1,501,778
Series 2021 3A, Class A, 6.75%, 01/25/35 (Call 07/25/24), (3-mo. SOFR +1.421%)(a)(b)	1,000	999,372
Crown Point CLO 9 Ltd., 6.78%, 07/14/34 (Call 07/14/24), (3-mo. CME Term SOFR + 1.452%)(a)(b)	2,000	1,999,939

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock AAA CLO ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diameter Capital CLO 1 Ltd., 6.83%, 07/15/36 (Call 07/15/24), (3-mo. SOFR + 1502%)(a)(b)	$1,825	$1,827,045
Eaton Vance CLO Ltd., 6.74%, 01/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	2,250	2,250,907
Elmwood CLO 18 Ltd., 8.07%, 07/17/33 (Call 10/17/24), (3-mo. SOFR + 2.750%)(a)(b)	1,250	1,256,808
Elmwood CLO 21 Ltd., 6.97%, 10/20/36 (Call 10/20/25), (3-mo. CME Term SOFR + 1.650%)(a)(b)	1,000	1,005,226
Elmwood CLO 23 Ltd., 7.13%, 04/16/36 (Call 04/16/25), (3-mo. CME Term SOFR + 1.800%)(a)(b)	2,500	2,508,617
Elmwood CLO IV Ltd. Series 2020 3A, Class A, 6.83%, 04/15/33 (Call 07/15/24), (3-mo. SOFR +1.501%)(a)(b)	4,000	4,002,096
Elmwood CLO VIII Ltd., 6.88%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 1.550%)(a)(b)	4,000	4,024,100
Flatiron CLO 19 Ltd., 6.67%, 11/16/34 (Call 05/16/24), (3-mo. LIBOR US + 1.080%)(a)(b)	2,875	2,878,755
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.70%, 07/19/34 (Call 07/19/24), (3-mo. SOFR +1.371%)(a)(b)	1,250	1,256,080
Flatiron CLO 23 LLC, 7.12%, 04/17/36 (Call 07/17/25), (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,000	1,009,834
Generate CLO 6 Ltd., 6.79%, 01/22/35 (Call 07/22/24), (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,500	1,501,758
GoldenTree Loan Management U.S. CLO 1 Ltd., 6.72%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,250	1,251,323
GoldenTree Loan Management U.S. CLO 8 Ltd., 6.74%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,000	1,001,172
GoldentTree Loan Management U.S. CLO 1 Ltd., 6.82%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 1.500%)(a)(b)	1,950	1,960,725
Golub Capital Partners 48 LP, 6.89%, 04/17/33 (Call 07/17/24), (3-mo. LIBOR US + 1.310%)(a)(b)	4,000	4,003,879
Golub Capital Partners CLO 41B-R Ltd., 6.91%, 01/20/34 (Call 07/20/24), (3-mo. SOFR +1.581%)(a)(b)	1,250	1,252,706
HalseyPoint CLO 4 Ltd., 6.81%, 04/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.482%)(a)(b)	1,250	1,251,295
Halseypoint Clo 6 Ltd., 7.77%, 10/20/34 (Call 10/20/24), (3-mo. CME Term SOFR + 2.450%)(a)(b)	3,050	3,074,247
Halseypoint CLO 7 Ltd., 7.57%, 07/20/36 (Call 07/20/25), (3-mo. CME Term SOFR + 2.250%)(a)(b)	3,375	3,415,167
Invesco CLO Ltd. Series 2021 3A, Class A, 6.72%, 10/22/34 (Call 07/22/24), (3 mo. LIBOR US + 1.130%)(a)(b)	1,000	999,146
Kings Park CLO Ltd., 6.72%, 01/21/35 (Call 07/21/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,500	1,501,715
Madison Park Funding LIV Ltd., 8.17%, 10/21/34 (Call 10/21/24), (3-mo. CME Term SOFR + 2.850%)(a)(b)	2,000	2,015,714
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 6.73%, 01/18/34 (Call 07/18/24), (3 mo. LIBOR US + 1.140%)(a)(b)	1,750	1,752,586
Security	Par (000)	Value
Madison Park Funding LXI Ltd., 7.04%, 01/20/37 (Call 01/20/26), (3-mo. CME Term SOFR + 1.730%)(a)(b)	$1,250	$1,259,289
Madison Park Funding XXII Ltd., 6.85%, 01/15/33 (Call 07/15/24), (3-mo. LIBOR US + 1.260%)(a)(b)	1,250	1,250,964
Madison Park Funding XXXIV Ltd., 7.74%, 04/25/32 (Call 07/25/24), (3-mo. SOFR + 2.411%)(a)(b)	1,000	1,004,100
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 6.67%, 10/16/33 (Call 07/16/24), (3 mo. LIBOR US + 1.080%)(a)(b)	1,000	1,001,379
New Mountain CLO 1 Ltd., 6.79%, 10/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.462%)(a)(b)	1,635	1,635,224
New Mountain CLO 3 Ltd., 7.29%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,000	1,004,409
Oaktree CLO Ltd.
6.85%, 04/20/37 (Call 04/20/26), (3-mo. SOFR + 1.550%)(a)(b)	2,650	2,659,357
6.74%, 07/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,500	1,502,123
7.34%, 01/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,500	1,502,717
7.34%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,000	1,001,962
OCP CLO Ltd.
6.68%, 07/20/32 (Call 07/20/24), (3-mo. CME Term SOFR + 1.352%)(a)(b)	1,750	1,751,586
7.87%, 04/17/36 (Call 04/17/25), (3-mo. CME Term SOFR + 2.550%)(a)(b)	3,000	3,026,000
Octagon 66 Ltd., 7.08%, 11/16/36 (Call 11/16/25), (3-mo. CME Term SOFR + 1.750%)(a)(b)	1,750	1,761,330
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.73%, 07/02/35 (Call 07/20/24), (3-mo. SOFR +1.401%)(a)(b)	3,000	3,003,606
OHA Credit Funding 6 Ltd., 6.73%, 07/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.140%)(a)(b)	2,500	2,502,989
OHA Credit Partners XVI, 6.74%, 10/18/34 (Call 07/18/24), (3-mo. LIBOR US + 1.150%)(a)(b)	2,300	2,303,404
OHA Loan Funding Ltd.
7.19%, 01/20/33 (Call 07/20/24), (3-mo. CME Term SOFR + 1.862%)(a)(b)	1,800	1,805,987
6.74%, 01/19/37 (Call 07/19/24), (3-mo. LIBOR US + 1.150%)(a)(b)	1,500	1,502,366
Palmer Square CLO Ltd.
6.72%, 11/14/34 (Call 05/14/24), (3-mo. LIBOR US + 1.150%)(a)(b)	1,000	1,001,250
7.27%, 11/14/34 (Call 05/14/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	1,500	1,507,297
7.96%, 11/15/36 (Call 11/15/25), (3-mo. CME Term SOFR + 2.650%)(a)(b)	2,000	2,022,921
Series 2015 1A, Class A4, 6.71%, 05/21/34 (Call 05/21/24), (3-mo. SOFR +1.391%)(a)(b)	1,000	1,001,241
Series 2021 4A, Class A, 6.76%, 10/15/34 (Call 07/15/24), (3 mo. LIBOR US + 1.170%)(a)(b)	1,525	1,525,404
Pikes Peak CLO 6, 6.75%, 05/18/34 (Call 05/18/24), (3-mo. SOFR +1.431%)(a)(b)	1,650	1,653,873
Pikes Peak CLO 8, 7.34%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	1,500	1,504,012
Post CLO Ltd., 6.87%, 04/20/37 (Call 04/20/26), (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,000	997,440

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock AAA CLO ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rad CLO 18 Ltd., 7.28%, 04/15/36 (Call 04/15/25), (3-mo. CME Term SOFR + 1.950%)(a)(b)	$1,000	$1,002,641
Rad CLO 22 Ltd., 7.20%, 01/20/37 (Call 01/20/26), (3-mo. SOFR +1.830%)(a)(b)	4,000	4,034,409
Regatta VI Funding Ltd., 7.29%, 04/20/34 (Call 07/20/24), (3-mo. SOFR + 1.961%)(a)(b)	1,500	1,508,124
Regatta XVIII Funding Ltd., 6.69%, 01/15/34 (Call 07/15/24), (3-mo. LIBOR US + 1.100%)(a)(b)	1,000	1,001,278
Regatta XXII Funding Ltd., 6.86%, 07/20/35 (Call 07/20/24), (3-mo. CME Term SOFR + 1.540%)(a)(b)	2,000	2,001,878
Regatta XXIV Funding Ltd., 6.74%, 01/20/35 (Call 07/20/24), (3-mo. SOFR +1.411%)(a)(b)	2,000	2,003,999
RR 12 Ltd., 6.95%, 01/15/36 (Call 07/15/24), (3-mo. CME Term SOFR + 1.622%)(a)(b)	2,000	2,001,958
RR 8 Ltd., 7.16%, 04/15/33 (Call 07/15/24), (3-mo. SOFR + 1.831%)(a)(b)	1,000	1,002,704
RRX 4 Ltd. Series 2021 4A, Class A1, 6.79%, 07/15/34 (Call 07/15/24), (3-mo. SOFR +1.461%)(a)(b)	1,250	1,251,288
RRX 7 Ltd., 6.69%, 07/15/35 (Call 07/15/24), (3-mo. CME Term SOFR + 1.360%)(a)(b)	1,000	1,001,260
Sixth Street CLO XIX Ltd., 7.29%, 07/20/34 (Call 07/20/24), (3-mo. SOFR + 1.961%)(a)(b)	1,000	1,004,393
Sixth Street CLO XVII Ltd., 6.83%, 01/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.502%)(a)(b)	4,250	4,258,452
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 6.75%, 10/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.160%)(a)(b)	1,250	1,250,678
Symphony CLO 35 Ltd., 7.02%, 10/24/36 (Call 10/24/25), (3-mo. CME Term SOFR + 1.700%)(a)(b)	2,000	2,011,336
Symphony CLO XX Ltd., 7.24%, 01/16/32 (Call 07/16/24), (3-mo. CME Term SOFR + 1.912%)(a)(b)	1,000	1,001,504
Symphony CLO XXVIII Ltd., 6.73%, 10/23/34 (Call 07/23/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,500	1,501,836
TCW CLO Ltd., 6.75%, 04/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	1,000	1,002,129
TICP CLO XV Ltd., 7.29%, 04/20/33 (Call 07/20/24), (3-mo. SOFR + 1.961%)(a)(b)	1,000	1,003,456
Trestles CLO IV Ltd., 6.76%, 07/21/34 (Call 07/21/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,500	1,504,401
Security	Par (000)	Value
Valley Stream Park CLO Ltd., 6.95%, 10/20/34 (Call 10/20/24), (3-mo. CME Term SOFR + 1.630%)(a)(b)	$3,670	$3,679,187
Voya CLO Ltd., 6.74%, 07/16/34 (Call 07/16/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,150	1,150,428
Wellington Management CLO 1 Ltd., 7.12%, 10/20/36 (Call 10/20/25), (3-mo. CME Term SOFR + 1.800%)(a)(b)	1,000	1,006,018
Wellman Park CLO Ltd., 7.19%, 07/15/34 (Call 07/15/24), (3-mo. SOFR +1.861%)(a)(b)	1,350	1,354,843
Whitebox CLO I Ltd., 6.71%, 07/24/32 (Call 07/24/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,250	1,250,749
Whitebox CLO III Ltd., 6.81%, 10/15/34 (Call 07/15/24), (3-mo. CME Term SOFR + 1.482%)(a)(b)	1,250	1,251,653
Whitebox CLO IV Ltd., 7.92%, 04/20/36 (Call 04/20/25), (3-mo. CME Term SOFR + 2.600%)(a)(b)	750	752,998
Total Long-Term Investments — 97.9% (Cost: $217,276,852)		217,898,546
	Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	3,560,000	3,560,000
Total Short-Term Securities — 1.6% (Cost: $3,560,000)		3,560,000
Total Investments — 99.5% (Cost: $220,836,852)		221,458,546
Other Assets Less Liabilities — 0.5%		1,079,702
Net Assets — 100.0%		$222,538,248

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,780,000	$1,780,000 (a)	$—	$—	$—	$3,560,000	3,560,000	$73,723	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock AAA CLO ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$217,898,546	$—	$217,898,546
Short-Term Securities
Money Market Funds	3,560,000	—	—	3,560,000
	$3,560,000	$217,898,546	$—	$221,458,546

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate